Income Taxes - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Deferred income tax (benefits) expenses				¥ 184
Subtotal income tax expenses applicable to PRC operations	¥ 79	$ 11	¥ 134	206
Subtotal income tax expenses applicable to Non-PRC operations	79	11	134	206
Total income tax expenses	79	11	134	206
Non-PRC [Member]
Income Tax Disclosure [Line Items]
Current income tax expenses	17	2	21	0
Subtotal income tax expenses applicable to PRC operations	17	2	21	0
Current income tax expenses	17	2	21	0
Subtotal income tax expenses applicable to Non-PRC operations	17	2	21	0
Total income tax expenses	17	2	21	0
PRC [Member]
Income Tax Disclosure [Line Items]
Current income tax expenses	62	9	113	22
Deferred income tax (benefits) expenses	0	0	0	184
Subtotal income tax expenses applicable to PRC operations	62	9	113	206
Current income tax expenses	62	9	113	22
Subtotal income tax expenses applicable to Non-PRC operations	62	9	113	206
Total income tax expenses	¥ 62	$ 9	¥ 113	¥ 206